Risk and sensitivity analysis (Tables)	12 Months Ended
Dec. 31, 2021
Risk and sensitivity analysis
Schedule of significant items of risk sensitivity

Type of business	Market and credit risk	Insurance and lapse risk

All insurance business		Mortality and/or morbidity risk Persistency risk
With-profits business	Net neutral direct exposure (indirect exposure to investment performance, which is subject to smoothing through declared bonuses)
Unit-linked business	Net neutral direct exposure (indirect exposure to investment performance, through asset management fees)
Non-participating business

Asset/liability mismatch risk which results in sensitivity to interest rates and credit spreads, particularly for operations where the insurance liability basis is sensitive to current market movements

Profit and shareholders’ equity are also sensitive to the impact of current market movements on assets held in excess of non-participating policyholder liabilities

Indirect exposure to investment performance through policyholder charges and guarantees in some cases

Schedule of estimated sensitivity to risk

Net effect on shareholders' equity from continuing insurance operations	31 Dec 2021 $m	31 Dec 2020 $m
Shareholders’ equity from continuing insurance operations	14,289	12,861
Sensitivity to key market risks*:
Interest rates and consequential effects – 1% increase	(796)	(318)
Interest rates and consequential effects – 0.5% decrease	137	(1,274)
Equity/property market values – 10% rise	372	410
Equity/property market values – 20% fall	(787)	(848)
*

The effect from the changes in interest rates or equity and property prices above, if they arose, would impact profit after tax for the continuing insurance operations and would mostly be recorded within short-term fluctuations in investment returns. The impact on profit after tax would be the same as the net effect on shareholders’ equity. In the context of the Group, the results of the Africa insurance operations are not materially impacted by interest rate or equity rate changes.